Fair Value - Private Warrant Liability (Details) $ in Thousands	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Fair Value
Private warrants liability | $	$ 47,444	$ 31,534
Exercise Price | Private warrant liability
Fair Value
Warrants, measurement input | $ / shares		11.50
Expected term | Private warrant liability
Fair Value
Warrants, measurement input		5
Volatility | Private warrant liability
Fair Value
Warrants, measurement input		35
Risk free rate | Private warrant liability
Fair Value
Warrants, measurement input		0.36
Expected dividend rate | Private warrant liability
Fair Value
Warrants, measurement input		0